Accumulated Other Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Accumulated Other Comprehensive Income
Balance at the beginning of the year		¥ 1,095,243	¥ (1,433,660)
Balance at the end of the year	$ 161,787	1,157,473	1,095,243
Unrealized gains/(loss) on investments
Accumulated Other Comprehensive Income
Balance at the beginning of the year		42,442	19,123
Other comprehensive income before reclassification, net of tax		(35,150)	37,157
Amounts reclassified from accumulated other comprehensive income, net of tax		(11)	(13,838)
Balance at the end of the year	1,018	7,281	42,442
Foreign currency translation adjustment
Accumulated Other Comprehensive Income
Balance at the beginning of the year		86,458
Foreign currency translation adjustment		(6,591)	86,458
Balance at the end of the year	11,163	79,867	86,458
Accumulated other comprehensive income
Accumulated Other Comprehensive Income
Balance at the beginning of the year		128,900	19,123
Other comprehensive income before reclassification, net of tax		(35,150)	37,157
Amounts reclassified from accumulated other comprehensive income, net of tax		(11)	(13,838)
Foreign currency translation adjustment		(6,591)	86,458
Balance at the end of the year	$ 12,181	¥ 87,148	¥ 128,900